INVENTORIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 2,041,615	$ 1,516,634	$ 867,543
Finished goods			34,013
Work in progress - compost	88,715	90,326	67,727
- growing mushrooms	43,624	44,416	158,395
Total	$ 2,173,954	$ 1,651,376	$ 1,127,678